Financial Instruments - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	₨ 206,117	₨ 206,810
Gross amounts of recognized financial liabilities set off	(10,681)	(12,857)
Net amounts recognized	195,436	193,953
Gross amounts recognized	110,604	108,680
Gross amounts of recognized financial assets set off	(10,681)	(12,857)
Net amounts recognized	99,923	95,823
Trade receivables - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	299	4,045
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	299	4,045
Trade receivables - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	126,512	125,624
Gross amounts of recognized financial liabilities set off	(8,767)	(10,147)
Net amounts recognized	117,745	115,477
Other financial assets - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	4,664	5,550
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	4,664	5,550
Other financial assets - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	8,448	10,536
Gross amounts of recognized financial liabilities set off	0	0
Net amounts recognized	8,448	10,536
Unbilled receivables [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	66,194	61,055
Gross amounts of recognized financial liabilities set off	(1,914)	(2,710)
Net amounts recognized	64,280	58,345
Trade payables and accrued expenses [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	98,933	101,423
Gross amounts of recognized financial assets set off	(10,681)	(12,857)
Net amounts recognized	88,252	88,566
Other financial liabilities - non-current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	7,793	4,985
Gross amounts of recognized financial assets set off	0	0
Net amounts recognized	7,793	4,985
Other financial liabilities - current [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized	3,878	2,272
Gross amounts of recognized financial assets set off	0	0
Net amounts recognized	₨ 3,878	₨ 2,272